UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2011

Check here if Amendment [  ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Tanglewood Wealth Management, Inc.
Address: 1400 Post Oak Blvd., Suite 550
         Houston, TX 77056



Form 13F File Number:  028-13327

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Keith Fenstad
Title: Chief Compliance Officer
Phone: 713-840-8880

Signature, Place, and Date of Signing:

    Keith Fenstad          Houston, Texas            2/2/2012
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                    none
                                                  -----------------------

Form 13F Information Table Entry Total:                7
                                                  -----------------------

Form 13F Information Table Value Total:             $143849.45(x1000)
                                                  -----------------------


List of Other Included Managers:

                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                      COLUMN 2   COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6     COLUMN 7     COLUMN 8
                                  TITLE OF                  VALUE     SHRS OR SH/ PUT/  INVESTMENT    OTHER   VOTING AUTHORITY
NAME OF ISSUER                     CLASS      CUSIP      (X$1000)     PRN AMT PRN CALL  DISCRETION   MANAGERS  SOLE  SHARED NONE
---------------------------------------------------------------------------------------------------------------------------------
ISHARES BARCLYS10-20YR TREAS BD ETF  TLH     464288653    6046.19   45484SH                SOLE                45484
ISHARES BARCLYS3-7YR TREAS BD ETF    IEI     464288661   24854.18  203656SH                SOLE               203656
ISHARES BARCLYS7-10YR TREAS ETF      IEF     464287440    5434.64   51479SH                SOLE                51479
SPDR GOLD SHARES ETF                 GLD     78463V107   36173.01  237996SH                SOLE               237996
ISHARES RUSSELL 3000IDX              IWV     464287689   21494.10  289756SH                SOLE               289756
VANGUARD REIT ETF                    VNO     922908553   20265.03  349397SH                SOLE               349397
VANGUARD FTSE ALL WORLD EX US ETF    VEU     922042775   29582.31  746086SH                SOLE               746086


TOTAL                                                $143849.45 $(x1000)

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